Taxes	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Taxes

17. Taxes:

Under the laws of the countries of the companies’ incorporation and/or vessels’ registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of income.

The vessel owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. Management believes that based on current legislation the relevant vessel owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel owning companies are residents of a country granting an equivalent exemption to U.S. persons.